Leases (Tables)	6 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of ROU assets and related lease liabilities
	June 30, 2022	December 31, 2022
	RMB	RMB	US$
Right-of-use assets	34,382	24,556	3,560
Lease liabilities, current	11,889	8,857	1,284
Lease liabilities, non-current	23,259	17,587	2,550
Total operating lease liabilities	35,148	26,444	3,834

Schedule of weighted average lease term and weighted average discount rate
	June 30, 2022	December 31, 2022
Weighted average lease term:
Operating leases	3.31 years	3.09 years
Weighted average discount rate:
Operating leases	4.75%	4.75%

Schedule of lease expenses
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

Operating lease expenses	8,564	5,180	751
Short-term lease expenses	4,474	1,551	225
Total	13,038	6,731	976

Schedule of supplemental cash flow information related to leases
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	7,878	4,121	597
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	25,362	2,975	431
Change on lease liabilities arose from modification on lease terms	-	(62)	(9)
Change on lease liabilities arose from early termination of operating leases	(9,848)	(8,248)	(1,196)

Schedule of maturities of lease liabilities
	As of December 31, 2022
	RMB	US$
Year ending June 30:
2023	5,396	782
2024	8,332	1,208
2025	6,676	968
2026	6,530	947
Thereafter	1,751	254
Total remaining undiscounted lease payments	28,685	4,159
Less: Interest	2,241	325
Total present value of lease liabilities	26,444	3,834
Less: Current operating lease liabilities	8,857	1,284
Non-current operating lease liabilities	17,587	2,550